File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class ABC Prospectus dated February 28, 2003.

This information reflects changes to the Prospectus section, "The Fund
Managers".

On page 94 under the "Strategic Allocation Fund, the paragraph under "Fund Managers" is replaced with the following effective immediately:

Day-to-day management of this Fund is performed by a team of investment professionals.

December 1, 2003

File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class Y Prospectus dated February 28, 2003.

This information reflects changes to the Prospectus section, "The Fund
Managers".

On page 82 under the "Strategic Allocation Fund, the paragraph under "Fund Managers" is replaced with the following effective immediately:

Day-to-day management of this Fund is performed by a team of investment professionals.

December 1, 2003